Trade and Other Receivables	12 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	SA Rand
Figures in million	2026	2025
Trade receivables – metals at amortised cost[1]	2 766	2 344
Trade receivables – copper concentrate at FVTPL[2] (a)	735	—
Other trade receivables	393	312
Loss allowance	(221)	(171)
Trade receivables – net	3 673	2 485
Interest and other receivables	220	231
Employee receivables	22	17
Prepayments	893	450
Value added tax and general sales tax	1 127	737
Income and mining taxes	62	82
Total trade and other receivables	5 997	4 002
[1]The increase is primarily due to higher average prices received and the timing of receipts.
[2]The increase is due to the acquisition of CSA mine. Refer to note 13 for further information.
(a)Copper concentrate sales from the CSA mine are provisionally priced, with the selling price subject to final adjustments based on the LME prices for the quotational period specified in the offtake agreement. Subsequent to initial recognition, the provisionally priced receivable is measured at fair value through profit or loss, with changes in fair value recognised as provisional pricing adjustments within revenue. Fair value is estimated by reference to forward market prices on the LME for copper. Refer to note 4 for further information.
The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 37 for details):

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	171	212
Increase in loss allowance recognised during the year	124	40
Reversal of loss allowance during the year	(74)	(80)
Balance at end of year	221	171
The movement relates to various individually immaterial debtors.
The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2026
Not past due[1]	3 554	2
Past due by 1 to 30 days	56	—
Past due by 31 to 60 days	33	4
Past due by 61 to 90 days	14	2
Past due by more than 90 days	44	38
Past due by more than 361 days	193	175
Total	3 894	221
30 June 2025
Not past due[1]	2 383	—
Past due by 1 to 30 days	57	—
Past due by 31 to 60 days	14	—
Past due by 61 to 90 days	5	—
Past due by more than 90 days	33	28
Past due by more than 361 days	164	143
Total	2 656	171
[1]The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.
There were no renegotiations of the terms of any receivables during 2026 and 2025. As at 30 June 2026 and 30 June 2025, there was no collateral pledged or held for any of the receivables.